SUBSEQUENT EVENTS (Details) (Subsequent event) In Millions, except Share data, unless otherwise specified		0 Months Ended
	Apr. 30, 2013 USD ($)	Apr. 09, 2013 Sulliden CAD equityUnit	Apr. 23, 2013 Kootenay CAD equityUnit
Subsequent event disclosures
Number of units subscribed		26,966,292	6,250,000
Consideration per unit (in Canadian dollars per unit)		0.89	0.76
Total consideration value		24.0	4.8
Number of common shares included in each unit		1	1
Number of common shares purchase warrants included in each unit		0.7	0.50
Percentage of issued shares to total outstanding shares		9.96%	9.96%
Number of common shares which each warrant may purchase		1	1
Exercise price (in Canadian dollars per share)		1.31	1.08
Warrant exercise period		2 years	2 years
Payment of a quarterly cash dividend (in dollars per share)	$ 0.22